Commitments and Contingent Liabilities - Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements (Detail) $ in Thousands	Mar. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
3/31/2018	$ 1,852
3/31/2019	1,026
3/31/2020	579
3/31/2021	224
3/31/2022	67
Total minimum annual rental payments, under non-cancelable lease agreements	$ 3,748